UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4250

Seligman Municipal Series Trust
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 3/31/05

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman Municipal Series Trust California High-Yield Series California Quality Series Florida Series North Carolina Series

Mid-Year Report March 31, 2005 Seeking Income Exempt From Regular Income Tax

Seligman 141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Portfolio Overview and Portfolio Summary	2

Understanding and Comparing Your Series’ Expenses	8

Portfolios of Investments	10

Statements of Assets and Liabilities	15

Statements of Operations	17

Statements of Changes in Net Assets	18

Notes to Financial Statements	22

Financial Highlights	32

Matters Relating to the Trustees’ Consideration of the Continuance of the Management Agreement	44

Trustees and Executive Officers	49

For More Information	back cover

To The Shareholders

We are pleased to present your mid-year shareholder report for Seligman Municipal Series Trust, covering the six months ended March 31, 2005. This report contains investment results, financial statements, and each Series’ portfolio of investments.

Thank you for your continued support of Seligman Municipal Series Trust. We look forward to serving your investment needs for many years to come.

By Order of the Trustees,

William C. Morris
Chairman

Brian T. Zino
President

May 19, 2005

Manager	Shareholder Service Agent	General Distributor
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	Seligman Advisors, Inc.
100 Park Avenue	100 Park Avenue	100 Park Avenue
New York, NY 10017	New York, NY 10017	New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

Performance Overview and Portfolio Summary

This section of the Mid-Year Report is intended to help you understand the performance of each Series of Seligman Municipal Series Trust (the “Trust”) and to provide a summary of the portfolio characteristics of each Series.

Performance data quoted in this Mid-Year Report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Series as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”), at its discretion, waived a portion of its management fees for the California High-Yield and Florida Series. Such waivers may be discontinued at any time. Absent such waivers, returns and yields for those Series would have been lower. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge (“CDSC”) that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase.

The Lehman Brothers Municipal Bond Index (the “Lehman Index”) does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

An investment in a Series is not insured by the Federal Deposit Insurance Corporation or any other government agency.

____________
See footnotes on page 7.

Performance Overview and Portfolio Summary

Investment Results
California High-Yield Series

Total Returns
For Periods Ended March 31, 2005

		Average Annual
Class A	Six Months *	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(2.90)%	(1.48)%	5.16%	5.27%	n/a
Without Sales Charge	1.92	3.38	6.19	5.79	n/a
Class C
With Sales Charge and CDSC#	(0.58)	0.42	5.08	n/a	3.94%
Without Sales Charge and CDSC	1.46	2.45	5.28	n/a	4.13
Class D
With 1% CDSC	0.47	1.47	n/a	n/a	n/a
Without CDSC	1.46	2.45	5.28	4.84	n/a
Lehman Index**	1.21	2.67	6.58	6.33	5.65	‡

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended March 31, 2005
	3/31/05	9/30/04	3/31/04	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$6.58	$6.65	$6.69	$0.127	$0.069	3.22%
Class C	6.59	6.66	6.70	0.097	0.069	2.45
Class D	6.59	6.66	6.70	0.097	0.069	2.48

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	92%	AAA	16%
General Obligation Bondsøø	8	AA	10
		A	51
Weighted Average Maturity	25.8 years	BBB	23

____________
See footnotes on page 7.

Performance Overview and Portfolio Summary

Investment Results
California Quality Series

Total Returns
For Periods Ended March 31, 2005

			Average Annual
Class A	Six Months *	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(3.42)%	(2.27)%	4.99%	5.21%	n/a
Without Sales Charge	1.35	2.65	6.03	5.73	n/a
Class C
With Sales Charge and CDSC#	(1.09)	(0.09)	4.91	n/a	3.85%
Without Sales Charge and CDSC	0.90	1.90	5.11	n/a	4.04
Class D
With 1% CDSC	(0.08)	0.92	n/a	n/a	n/a
Without CDSC	0.90	1.90	5.11	4.77	n/a
Lehman Index**	1.21	2.67	6.58	6.33	5.65	‡

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended March 31, 2005
	3/31/05	9/30/04	3/31/04	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$6.76	$6.89	$6.94	$0.134	$0.088	2.70%
Class C	6.74	6.87	6.91	0.104	0.088	1.91
Class D	6.74	6.87	6.91	0.104	0.088	1.93

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	81%	AAA	71%
General Obligation Bondsøø	19	AA	6
		A	23
Weighted Average Maturity	20.1 years
____________
See footnotes on page 7.

Performance Overview and Portfolio Summary

Investment Results
Florida Series

Total Returns
For Periods Ended March 31, 2005

			Average Annual
Class A	Six Months *	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(3.86)%	(2.81)%	4.94%	5.06%	n/a
Without Sales Charge	0.95	2.00	5.97	5.57	n/a
Class C
With Sales Charge and CDSC#	(1.40)	(0.60)	5.00	n/a	3.98%
Without Sales Charge and CDSC	0.57	1.36	5.20	n/a	4.16
Class D
With 1% CDSC	(0.42)	0.38	n/a	n/a	n/a
Without CDSC	0.57	1.36	5.20	4.80	n/a
Lehman Index**	1.21	2.67	6.58	6.33	5.65 ‡

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended March 31, 2005
	3/31/05	9/30/04	3/31/04	Dividends†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.91	$8.00	$8.08	$0.161	$0.005	2.61%
Class C	7.93	8.02	8.09	0.131	0.005	1.98
Class D	7.93	8.02	8.10	0.131	0.005	1.99

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	63%	AAA	69%
General Obligation Bondsøø	37	AA	8
		A	23
Weighted Average Maturity	15.5 years

____________
See footnotes on page 7.

Performance Overview and Portfolio Summary

Investment Results
North Carolina Series

Total Returns
For Periods Ended March 31, 2005

			Average Annual
Class A	Six Months *	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
With Sales Charge	(4.52)%	(3.99)%	4.50%	4.78%	n/a
Without Sales Charge	0.23	0.85	5.52	5.29	n/a
Class C
With Sales Charge and CDSC#	(2.10)	(1.84)	4.52	n/a	3.46%
Without Sales Charge and CDSC	(0.15)	0.10	4.75	n/a	3.64
Class D
With 1% CDSC	(1.13)	(0.88)	n/a	n/a	n/a
Without CDSC	(0.15)	0.10	4.75	4.51	n/a
Lehman Index**	1.21	2.67	6.58	6.33	5.65	‡

				Dividend and Capital Gain Per Share, and Yield Information
Net Asset Value Per Share				For Periods Ended March 31, 2005
	3/31/05	9/30/04	3/31/04	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$7.91	$8.05	$8.14	$0.138	$0.021	2.41%
Class C	7.90	8.04	8.13	0.108	0.021	1.76
Class D	7.90	8.04	8.13	0.108	0.021	1.78

Holdings by Market Sectorø		Holdings by Credit Quality2ø
Revenue Bonds	69%	AAA	39%
General Obligation Bondsøø	31	AA	40
		A	5
Weighted Average Maturity	14.8 years	BBB	16

____________
See footnotes on page 7.

Performance Overview and Portfolio Summary

____________
[1]
The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Trust’s prospectus.

[2]
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

*	Returns for periods of less than one year are not annualized.
**
The Lehman Index is an unmanaged list of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index does not include any taxes, fees or sales charges and does not reflect state-specific bond market performance. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	The CDSC is 1% for periods of 18 months or less.
‡	From 5/28/99.
†	Represents per share amount paid or declared for the six months ended March 31, 2005.
††
Current yield, representing the annualized yield for the 30-day period ended March 31, 2005, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Series. Such waivers may be discontinued at any time. Without these waivers the yields would be as follows:

	Class A	Class C	Class D
California High-Yield Series	3.12%	2.35%	2.38%
Florida Series	2.46	1.83	1.84

ø	Percentages based on current market values of long-term holdings at March 31, 2005.
øø	Includes pre-refunded and escrowed-to-maturity securities.

Understanding and Comparing Your Series’ Expenses

As a shareholder of a Series of the Trust, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Series and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of October 1, 2004 and held for the entire six-month period ended March 31, 2005.

Actual Expenses
The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Series that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Series and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Series. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page.)

Understanding and Comparing Your Series’ Expenses (continued)

			Actual		Hypothetical
	Beginning Account Value 10/1/04	Annualized Expense Ratio*	Ending Account Value 3/31/05	Expenses Paid During Period** 10/1/04 to 3/31/05	Ending Account Value 3/31/05	Expenses Paid During Period** 10/1/04 to 3/31/05
California High-Yield
Class A	$1,000.00	0.94%	$1,019.20	$4.73	$1,020.24	$4.73
Class C	1,000.00	1.84	1,014.60	9.24	1,015.76	9.25
Class D	1,000.00	1.84	1,014.60	9.24	1,015.76	9.25
California Quality
Class A	1,000.00	0.96	1,013.50	4.82	1,020.14	4.84
Class C	1,000.00	1.86	1,009.00	9.32	1,015.66	9.35
Class D	1,000.00	1.86	1,009.00	9.32	1,015.66	9.35
Florida
Class A	1,000.00	1.00	1,009.50	5.01	1,019.95	5.04
Class C	1,000.00	1.75	1,005.70	8.75	1,016.21	8.80
Class D	1,000.00	1.75	1,005.70	8.75	1,016.21	8.80
North Carolina
Class A	1,000.00	1.25	1,002.30	6.24	1,018.70	6.27
Class C	1,000.00	2.00	998.50	9.97	1,014.96	10.05
Class D	1,000.00	2.00	998.50	9.97	1,014.96	10.05

____________
*
Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the difference in 12b-1 fees paid by each share class. See the Trust's prospectus for a description of each share class and its expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, at its discretion, waived 0.10% and 0.15% per annum of its fees for the California High-Yield and Florida Series, respectively. Absent such waiver, the expense ratios and expenses paid for the period would have been higher.

**
Expenses are equal to the Series' annualized expense ratios based on actual expenses for the period October 1, 2004 to March 31, 2005, multiplied by the average account value over the period, multiplied by 182/365 (number of days in the period).

Portfolios of Investments (Unaudited)
March 31, 2005

California High-Yield Series

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	California Department of Veterans Affairs (Home Purchase Rev.), 5-1/2% due 12/1/2018*	Aa2	$1,044,300
1,500,000	California Department of Veterans Affairs (Home Purchase Rev.), 5.60% due 12/1/2028	Aaa	1,554,480
2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1	2,030,220
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6-1/4% due 12/1/2034	A3	3,242,910
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,877,957
2,280,000	California Housing Finance Agency (Multi-Family Housing Rev.), 5-3/8% due 2/1/2036*	Aa3	2,284,013
975,000	California Housing Finance Agency (Single Family Mortgage), 5.40% due 8/1/2028*	Aaa	989,489
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5-1/4% due 10/1/2034	A-‡	2,553,425
2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5-5/8% due 8/15/2042	A1	2,624,275
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5-3/4% due 1/15/2040	Baa3	1,515,795
2,780,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,781,223
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5-1/2% due 7/1/2036	Baa1	3,263,730
3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5-1/2% due 12/1/2020	Baa1	3,063,090
2,000,000	San Francisco, CA City & County Public Utilities Commission Rev., 5% due 11/1/2026	A1	2,023,440
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5-1/4% due 7/1/2029	A2	2,047,940
Total Municipal Bonds (Cost $32,346,953) — 88.5%				33,896,287
(Continued on next page.)
____________
See footnotes on page 14.

Portfolios of Investments (Unaudited)
March 31, 2005

California High-Yield Series (continued)

Face Amount	Variable Rate Demand Notes	Rating†	Value
$ 200,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University) due 7/1/2036	VMIG 1	$200,000
1,200,000	New York City, NY GOs due 8/15/2018	VMIG 1	1,200,000
1,100,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	1,100,000
1,400,000	Port Authority of New York & New Jersey Special Obligation Rev. due 5/1/2019	VMIG 1	1,400,000
Total Variable Rate Demand Notes (Cost $3,900,000) — 10.2%			3,900,000
Total Investments (Cost $36,246,953) — 98.7%			37,796,287
Other Assets Less Liabilities — 1.3%			479,415
Net Assets — 100.0%			$38,275,702

California Quality Series

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	California Department of Water Resources Water System Rev. (Central Valley Project), 6.10% due 12/1/2029ø	Aaa	$3,151,380
3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	A1	3,058,830
2,000,000	California Educational Facilities Authority Rev. (Stanford University), 5.35% due 6/1/2027	Aaa	2,107,620
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,076,920
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023	Aaa	1,042,670
4,000,000	California Pollution Control Financing Authority Rev. (Mobil Oil Corporation Project), 5-1/2% due 12/1/2029*	Aaa	4,217,040
4,000,000	California State GOs, 5-3/8% due 10/1/2027	A3	4,217,960
2,420,000	California State Veterans' GOs, 5.70% due 12/1/2032*	A3	2,478,830
2,000,000	California Statewide Communities Development Authority Rev., (Kaiser Permanente), 5.50% due 11/1/2032	A3	2,081,840
2,000,000	East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026	Aaa	2,044,620
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6-3/4% due 7/1/2012	Aaa	2,944,275
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5-1/8% due 7/1/2041	Aa3	2,038,480
3,000,000	Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.), 6% due 2/15/2009	Aaa	3,328,320
1,000,000	Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015	Aaa	1,038,000

(Continued on next page.)
___________
See footnotes on page 14.

Portfolios of Investments (Unaudited)
March 31, 2005

California Quality Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$4,000,000	Regents of the University of California Rev. (Multiple Purpose Projects), 5-3/8% due 9/1/2024	Aaa	$4,223,320
1,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5-7/8% due 12/1/2027	Aa3	1,031,120
4,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	4,108,600
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5-1/4% due 5/15/2024	Aaa	532,400
4,250,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.), 5% due 7/1/2028	Aaa	4,326,203
Total Municipal Bonds (Cost $48,015,068) — 95.6%			51,048,428
	Variable Rate Demand Notes
800,000	Illinois Health Facilities Authority Rev. (University of Chicago Hospital) due 8/15/2026	VMIG 1	800,000
1,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2025	VMIG 1	1,000,000
Total Variable Rate Demand Notes (Cost $1,800,000) — 3.4%			1,800,000
Total Investments (Cost $49,815,068) — 99.0%			52,848,428
Other Assets Less Liabilities — 1.0%			536,454
Net Assets —100.0%			$53,384,882

Florida Series

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Broward County, FL Airport System Rev., 5-1/4% due 10/1/2026*	Aaa	$2,072,700
2,000,000	Dade County, FL Public Improvement GOs, 5-3/4% due 10/1/2016	Aaa	2,102,240
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA‡	1,963,587
70,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014*	AAA‡	70,207
500,000	Florida Housing Finance Agency Rev. (Homeowner Mortgage), 6.20% due 7/1/2027*	Aa2	513,535
490,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	504,083
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5-3/8% due 6/1/2027*	Aaa	2,560,300
2,500,000	Florida State Turnpike Authority Rev., 5-5/8% due 7/1/2025ø	Aaa	2,545,375
2,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev., 5-1/4% due 10/1/2023*	Aaa	2,052,580
2,000,000	Hillsborough County, FL School Board (Certificates of Participation), 6% due 7/1/2025ø	Aaa	2,235,700
2,000,000	Jacksonville, FL Electric Authority System Rev., 5-1/2% due 10/1/2041ø	Aa2	2,123,540

(Continued on next page.)
____________
See footnotes on page 14.

Portfolios of Investments (Unaudited)
March 31, 2005

Florida Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,500,000	Jacksonville, FL Electric Authority Water & Sewer System Rev., 5-3/8% due 10/1/2030	Aaa	$1,551,675
1,000,000	Jacksonville, FL Port Authority Airport Rev., 6-1/4% due 10/1/2024*	Aaa	1,035,360
2,000,000	Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev. (Anheuser-Busch Project), 5-7/8% due 2/1/2036*	A1	2,064,300
1,000,000	Lee County, FL Water & Sewer Rev., 5% due 10/1/2023	Aaa	1,041,450
2,000,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5-5/8% due 10/1/2024	A2	2,086,000
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System / Sunbelt Obligation Group), 6-3/8% due 11/15/2020	A2	1,922,270
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5-1/2% due 11/15/2033	A1	2,083,580
2,000,000	Reedy Creek, FL Improvement District Utilities Rev., 5-1/8% due 10/1/2019	Aaa	2,104,440
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5-3/4% due 10/1/2029ø	Aaa	1,960,945
Total Municipal Bonds (Cost $32,467,539) — 95.8%			34,593,867
	Variable Rate Demand Notes
400,000	Moffat County Colorado Pollution Control Rev. Pacificorp Project due 5/1/2013	VMIG 1	400,000
475,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	475,000
Total Variable Rate Demand Notes (Cost $875,000) — 2.4%			875,000
Total Investments (Cost $33,342,539) — 98.2%			35,468,867
Other Assets Less Liabilities — 1.8%			637,314
Net Assets — 100.0%			$36,106,181

North Carolina Series

Face Amount	Municipal Bonds	Rating†	Value
$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020	Aaa	$1,368,938
1,250,000	Asheville, NC Water System Rev., 5.70% due 8/1/2025	Aaa	1,314,663
1,185,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa	1,245,767
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	Aa2	1,131,760
1,250,000	Charlotte, NC Water & Sewer System Rev., 5-1/4% due 6/1/2025ø	Aaa	1,370,600
2,000,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., 5-3/4% due 1/15/2021	Aa3	2,080,300
250,000	City of Winston-Salem, NC Water & Sewer System Rev., 5-1/8% due 6/1/2028ø	AAA‡	273,287
215,000	Greensboro, NC Combined Enterprise System Rev., 5-1/4% due 6/1/2022	Aa3	230,654

(Continued on next page.)
____________
See footnotes on page 14.

Portfolios of Investments (Unaudited)
March 31, 2005

North Carolina Series (continued)

Face Amount	Municipal Bonds	Rating†	Value
$1,500,000	Martin County, NC Industrial Facilities and Pollution Control Financing Authority Solid Waste Disposal Rev. (Weyerhaeuser Company Project), 6% due 11/1/2025*	Baa2	$1,535,715
695,000	North Carolina Eastern Municipal Power Agency Rev., 5% due 1/1/2017††	Aaa	749,238
390,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	409,235
215,000	North Carolina Housing Finance Agency Rev. (Single Family), 6-1/2% due 3/1/2018	Aa2	216,318
1,500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	1,518,690
1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa	1,877,540
1,000,000	Puerto Rico Electric Power Authority Rev., 5-1/4% due 7/1/2021	Aaa	1,121,440
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024	Aa1	1,044,570
1,000,000	University of North Carolina at Chapel Hill Hospital Rev., 5-1/4% due 2/15/2026ø	A1	1,042,680
1,250,000	University of North Carolina at Charlotte Rev. (Student Activity Center), 5-1/2% due 6/1/2021	Aaa	1,279,937
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5-3/8% due 2/1/2017	A3	1,059,510
Total Municipal Bonds (Cost $19,613,465) — 96.4%			20,870,842
	Variable Rate Demand Notes
400,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1	400,000
100,000	Sarasota County, FL Public Hospital Board Rev. (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1	100,000
Total Variable Rate Demand Notes (Cost $500,000) — 2.3%			500,000
Total Investments (Cost $20,113,465) — 98.7%			21,370,842
Other Assets Less Liabilities — 1.3%			272,441
Net Assets — 100.0%			$21,643,283

____________
†
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

ø	Pre-refunded security.
††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited)
March 31, 2005

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Assets:
Investments, at value:
Long-term holdings	$33,896,287	$51,048,428	$34,593,867	$20,870,842
Short-term holdings	3,900,000	1,800,000	875,000	500,000
Total investments*	37,796,287	52,848,428	35,468,867	21,370,842
Cash	54,838	19,210	96,780	55,936
Interest receivable	524,768	837,308	742,694	285,020
Expenses prepaid to shareholder service agent	7,018	7,018	4,678	3,275
Receivable for Shares of Beneficial Interest sold	—	30,247	19,287	—
Other	2,682	3,711	3,712	5,715
Total Assets	38,385,593	53,745,922	36,336,018	21,720,788

Liabilities:
Dividends payable	55,385	80,224	54,669	29,621
Management fee payable	13,041	22,959	10,868	9,285
Distribution and service fees payable	7,504	8,281	11,343	6,843
Payable for Shares of Beneficial Interest repurchased	—	207,839	121,199	7,000
Accrued expenses and other	33,961	41,737	31,758	24,756
Total Liabilities	109,891	361,040	229,837	77,505
Net Assets	$38,275,702	$53,384,882	$36,106,181	$21,643,283

Composition of Net Assets:
Shares of Beneficial Interest, at par:
Class A	$4,974	$7,223	$3,890	$2,303
Class C	387	525	503	344
Class D	453	146	171	90
Additional paid-in capital	36,717,535	50,196,491	33,869,761	20,328,412
Undistributed net investment income	55,605	196,897	89,719	56,563
Undistributed/accumulated net realized gain (loss)	(52,586)	(49,760)	15,809	(1,806)
Net unrealized appreciation of investments	1,549,334	3,033,360	2,126,328	1,257,377
Net Assets	$38,275,702	$53,384,882	$36,106,181	$21,643,283

(Continued on next page.)

____________
See footnotes on page 16.

Statements of Assets and Liabilities (Unaudited) (continued)
March 31, 2005

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Net Assets:
Class A	$32,738,159	$48,859,203	$30,765,237	$18,213,166
Class C	$2,551,302	$3,541,383	$3,986,827	$2,717,399
Class D	$2,986,241	$984,296	$1,354,117	$712,718

Shares of Beneficial Interest Outstanding (unlimited shares authorized; $0.001 par value):
Class A	4,973,735	7,222,916	3,889,612	2,303,018
Class C	387,215	525,407	503,055	344,061
Class D	453,165	146,029	170,860	90,234

Net Asset Value per Share:
Class A	$6.58	$6.76	$7.91	$7.91
Class C	$6.59	$6.74	$7.93	$7.90
Class D	$6.59	$6.74	$7.93	$7.90

____________
* Cost of total investments	$36,246,953	$49,815,068	$33,342,539	$20,113,465
See Notes to Financial Statements.

Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2005

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Investment Income:
Interest	$942,289	$1,381,453	$957,862	$545,626

Expenses:
Management fees	97,542	139,195	94,261	56,852
Distribution and service fees	44,785	51,163	68,377	41,407
Shareholder account services	42,209	45,251	31,217	20,033
Auditing and legal fees	17,764	22,624	18,588	16,136
Registration	9,216	9,718	7,501	6,877
Custody and related services	6,521	9,244	6,856	4,761
Trustees’ fees and expenses	4,631	4,886	4,365	4,029
Shareholder reports and communications	3,516	4,797	3,968	3,189
Miscellaneous	2,727	3,513	2,623	1,979
Total Expenses Before Management Fee Waiver	228,911	290,391	237,756	155,263
Management Fee Waiver (Note 4)	(19,508)	—	(28,278)	—
Total Expenses After Management Fee Waiver	209,403	290,391	209,478	155,263
Net Investment Income	732,886	1,091,062	748,384	390,363

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	—	188,728	35,971	—
Net change in unrealized appreciation of investments	(4,446)	(506,677)	(448,010)	(346,207)
Net Loss on Investments	(4,446)	(317,949)	(412,039)	(346,207)

Increase in Net Assets from Operations	$728,440	$773,113	$336,345	$44,156

____________
See Notes to Financial Statements.

Statements of Changes in Net Assets (Unaudited)

	California High-Yield Series		California Quality Series
	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04
Operations:
Net investment income	$732,886	$1,722,860	$1,091,062	$2,479,557
Net realized gain on investments	—	307,558	188,728	617,043
Net change in unrealized appreciation of investments	(4,446)	97,141	(506,677)	(549,645)
Increase in Net Assets from Operations	728,440	2,127,559	773,113	2,546,955

Distributions to Shareholders:
Net investment income:
Class A	(640,314)	(1,489,562)	(991,832)	(2,244,666)
Class C	(39,838)	(101,600)	(62,958)	(159,370)
Class D	(43,739)	(104,102)	(17,527)	(41,323)
Total	(723,891)	(1,695,264)	(1,072,317)	(2,445,359)
Net realized long-term gain on investments:
Class A	(348,442)	(52,401)	(652,732)	—
Class C	(28,555)	(4,748)	(55,969)	—
Class D	(31,371)	(5,012)	(14,803)	—
Total	(408,368)	(62,161)	(723,504)	—
Decrease in Net Assets from Distributions	(1,132,259)	(1,757,425)	(1,795,821)	(2,445,359)
(Continued on next page.)

Statements of Changes in Net Assets (Unaudited) (continued)

	California High-Yield Series		California Quality Series
	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04
Transactions in Shares of Beneficial Interest:
Net proceeds from sales of shares	$392,055	$617,449	$717,317	$857,790
Investment of dividends	431,538	1,057,819	576,110	1,319,522
Exchanged from associated funds	688,496	214,110	97,869	392,872
Shares issued in payment of gain distributions	293,176	45,728	493,409	—
Total	1,805,265	1,935,106	1,884,705	2,570,184
Cost of shares repurchased	(2,714,277)	(7,594,446)	(4,680,010)	(13,256,279)
Exchanged into associated funds	(209,884)	(2,023,689)	(281,896)	(781,100)
Total	(2,924,161)	(9,618,135)	(4,961,906)	(14,037,379)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(1,118,896)	(7,683,029)	(3,077,201)	(11,467,195)
Decrease in Net Assets	(1,522,715)	(7,312,895)	(4,099,909)	(11,365,599)

Net Assets:
Beginning of period	39,798,417	47,111,312	57,484,791	68,850,390
End of Period*	$38,275,702	$39,798,417	$53,384,882	$57,484,791

____________
* Including undistributed net investment income	$55,605	$46,610	$196,897	$204,224

____________
See Notes to Financial Statements.

Statements of Changes in Net Assets (Unaudited)

	Florida Series	North Carolina Series
	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04
Operations:
Net investment income	$748,384	$1,577,895	$390,363	$860,919
Net realized gain on investments	35,971	2,641	—	109,021
Net change in unrealized appreciation of investments	(448,010)	(373,860)	(346,207)	(316,637)
Increase in Net Assets from Operations	336,345	1,206,676	44,156	653,303

Distributions to Shareholders:
Net investment income:
Class A	(643,256)	(1,359,437)	(330,421)	(741,627)
Class C	(73,566)	(155,059)	(38,543)	(83,757)
Class D	(22,217)	(47,152)	(9,566)	(21,066)
Total	(739,039)	(1,561,648)	(378,530)	(846,450)
Net realized long-term gain on investments:
Class A	(19,968)	(67,424)	(51,438)	(94,021)
Class C	(2,907)	(9,437)	(7,559)	(13,462)
Class D	(839)	(3,002)	(1,847)	(3,449)
Total	(23,714)	(79,863)	(60,844)	(110,932)
Decrease in Net Assets from Distributions	(762,753)	(1,641,511)	(439,374)	(957,382)
(Continued on next page.)

Statements of Changes in Net Assets (Unaudited) (continued)

	Florida Series		North Carolina Series
	Six Months Ended 3/31/05	Year Ended 9/30/04	Six Months Ended 3/31/05	Year Ended 9/30/04
Transactions in Shares of Beneficial Interest:
Net proceeds from sales of shares	$309,246	$3,745,067	$238,056	$732,808
Investment of dividends	383,974	838,907	241,033	558,248
Exchanged from associated funds	528,718	449,231	24,038	354,851
Shares issued in payment of gain distributions	14,411	54,728	49,160	86,785
Total	1,236,349	5,087,933	552,287	1,732,692
Cost of shares repurchased	(3,003,727)	(6,321,997)	(2,052,663)	(4,106,771)
Exchanged into associated funds	(203,856)	(211,752)	(34,731)	(128,064)
Total	(3,207,583)	(6,533,749)	(2,087,394)	(4,234,835)
Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(1,971,234)	(1,445,816)	(1,535,107)	(2,502,143)
Decrease in Net Assets	(2,397,642)	(1,880,651)	(1,930,325)	(2,806,222)

Net Assets:
Beginning of period	38,503,823	40,384,474	23,573,608	26,379,830
End of Period*	$36,106,181	$38,503,823	$21,643,283	$23,573,608

____________
* Including undistributed net investment income	$89,719	$83,163	$56,563	$44,730
See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)

1.
Multiple Classes of Shares — Seligman Municipal Series Trust (the “Trust”) consists of four separate series: the “California High-Yield Series,” the “California Quality Series,” the “Florida Series,” and the “North Carolina Series.” Each Series of the Trust offers three classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.
Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Trust:

a.
Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b.
Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on bonds and other debt securities for financial reporting purposes. Variable rate demand notes purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2005, the interest rates paid on these notes ranged from 2.24% to 2.33%.

Notes to Financial Statements (Unaudited)

d.
Multiple Class Allocations — Each Series’ income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2005, distribution and service fees were the only class-specific expenses.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2005, were as follows:

Series	Purchases	Sales
California High-Yield	—	$245,000
California Quality	—	4,081,310
Florida	—	1,740,110
North Carolina	—	80,000

4.
Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager’s fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series’ average daily net assets. The Manager, at its discretion, agreed to waive a portion of its fees for the six months ended March 31, 2005 to limit the per annum fee of California High-Yield Series and Florida Series to 0.40% and 0.35%, respectively. For the six months ended March 31, 2005, the amounts of fees waived by the Manager for California High-Yield Series and Florida Series were $19,508 and $28,278, respectively. Such waiver may be discontinued at any time. Absent such waiver, returns would have been lower.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Trust’s shares and an affiliate of the Manager, received the following concessions from sales of Class A shares, after commissions were paid to dealers for sales of Class A and Class C shares:

Series	Distributor Concessions	Dealer Commissions
California High-Yield	$1,529	$10,239
California Quality	2,677	19,487
Florida	1,055	8,318
North Carolina	1,101	7,380

The Trust has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust monthly pursuant to the Plan. For the six months ended March 31, 2005, for California High-Yield Series, California Quality Series, Florida Series, and North Carolina Series, fees incurred under the Plan aggregated to $16,341, $24,762, $39,142, and $23,572, respectively, or 0.10%, 0.10%, 0.25%, and 0.25%, respectively, per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of

Notes to Financial Statements (Unaudited)

shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the six months ended March 31, 2005, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D
California High-Yield	$13,590	$14,854
California Quality	20,649	5,752
Florida	22,461	6,774
North Carolina	14,294	3,541

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the six months ended March 31, 2005, such charges amounted to $651 for California High-Yield Series, $364 for California Quality Series, $195 for Florida Series, and $795 for North Carolina Series.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 2005, Seligman Services, Inc. received commissions from the sales of shares of each Series and distribution and service fees, pursuant to the Plan, as follows:

Series	Commissions	Service Fees
California High-Yield	$329	$1,977
California Quality	881	1,466
Florida	425	2,518
North Carolina	—	1,257

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Trust’s trustees as follows:

Series
California High-Yield	$42,209
California Quality	45,251
Florida	31,217
North Carolina	20,033

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Trust and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Trust to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Trust’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of March 31, 2005, the Trust’s potential obligation under the Guaranties is $52,800. As of March 31, 2005, no event has occurred which would result in the

Notes to Financial Statements (Unaudited)

Trust becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Trust under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Trust as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/losses accrued thereon is included in trustees’ fees and expenses, and the accumulated balances thereof at March 31, 2005, are included in accrued expenses and other liabilities as follows:

Series
California High-Yield	$8,547
California Quality	8,752
Florida	5,650
North Carolina	4,815

5.
Committed Line of Credit — The Trust is a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Series’ borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks. For the six months ended March 31, 2005, the Trust did not borrow from the credit facility.

6.
Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At March 31, 2005, the tax basis cost of investments for federal income tax purposes of each Series was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes, offset, in part, for the California Quality Series by the tax deferral of losses on wash sales of $149,160.

Series	Tax Basis Cost
California High-Yield	$36,193,655
California Quality	49,770,369
Florida	33,253,876
North Carolina	20,061,214

Notes to Financial Statements (Unaudited)

At March 31, 2005, the tax basis components of accumulated earnings were as follows:

Series	California High-Yield	California Quality	Florida	North Carolina
Gross unrealized appreciation of portfolio securities	$1,602,632	$3,078,059	$2,214,991	$1,309,628
Gross unrealized depreciation of portfolio securities	—	—	—	—
Net unrealized appreciation of portfolio securities	1,602,632	3,078,059	2,214,991	1,309,628
Undistributed ordinary income	2,307	3,038	1,056	4,312
Accumulated net realized gain (loss)	(52,586)	(49,760)	15,809	(1,806)
Total accumulated earnings	$1,552,353	$3,031,337	$2,231,856	$1,312,134

The tax characterization of distributions paid was as follows:

	Six-Months Ended 3/31/05	Year Ended 9/30/04
Tax-exempt income:
California High-Yield	$723,891	$1,695,264
California Quality	1,072,317	2,445,359
Florida	739,039	1,561,648
North Carolina	378,530	846,450
Long-term capital gains:
California High-Yield	408,368	62,161
California Quality	723,504	—
Florida	23,714	79,863
North Carolina	60,844	110,932

Notes to Financial Statements (Unaudited)

7.	Transactions in Shares of Beneficial Interest — Transactions in Shares of Beneficial Interest were as follows:

California High-Yield Series

	Six Months Ended 3/31/05		Year Ended 9/30/04
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	54,430	$360,962	57,113	$375,394
Investment of dividends	57,041	377,645	138,030	910,389
Exchanged from associated funds	26,726	176,245	31,079	204,193
Shares issued in payment of gain distributions	37,131	244,320	5,700	37,619
Total	175,328	1,159,172	231,922	1,527,595
Cost of shares repurchased	(329,864)	(2,186,211)	(914,361)	(6,028,373)
Exchanged into associated funds	(30,690)	(204,446)	(46,820)	(311,799)
Total	(360,554)	(2,390,657)	(961,181)	(6,340,172)
Decrease	(185,226)	$(1,231,485)	(729,259)	$(4,812,577)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,546	$10,193	21,506	$142,215
Investment of dividends	4,044	26,793	11,774	77,751
Shares issued in payment of gain distributions	3,786	24,951	618	4,087
Total	9,376	61,937	33,898	224,053
Cost of shares repurchased	(67,394)	(448,672)	(116,624)	(769,512)
Decrease	(58,018)	$(386,735)	(82,726)	$(545,459)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	3,135	$20,900	15,309	$99,840
Investment of dividends	4,091	27,100	10,548	69,679
Exchanged from associated funds	76,806	512,251	1,501	9,917
Shares issued in payment of gain distributions	3,628	23,905	609	4,022
Total	87,660	584,156	27,967	183,458
Cost of shares repurchased	(11,896)	(79,394)	(121,739)	(796,561)
Exchanged into associated funds	(820)	(5,438)	(260,534)	(1,711,890)
Total	(12,716)	(84,832)	(382,273)	(2,508,451)
Increase (decrease)	74,944	$499,324	(354,306)	$(2,324,993)

Notes to Financial Statements (Unaudited)

California Quality Series

	Six Months Ended 3/31/05		Year Ended 9/30/04
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	104,817	$715,096	93,555	$637,292
Investment of dividends	78,463	536,272	177,937	1,219,581
Exchanged from associated funds	14,340	97,869	45,639	312,589
Shares issued in payment of gain distributions	65,323	443,520	—	—
Total	262,943	1,792,757	317,131	2,169,462
Cost of shares repurchased	(458,796)	(3,132,394)	(1,715,518)	(11,786,817)
Exchanged into associated funds	(39,931)	(271,821)	(95,168)	(650,443)
Total	(498,727)	(3,404,215)	(1,810,686)	(12,437,260)
Decrease	(235,784)	$(1,611,458)	(1,493,555)	$(10,267,798)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	32	$221	31,768	$219,685
Investment of dividends	4,407	30,029	11,588	79,158
Exchanged from associated funds	—	—	1,568	10,657
Shares issued in payment of gain distributions	6,094	41,254	—	—
Total	10,533	71,504	44,924	309,500
Cost of shares repurchased	(180,270)	(1,227,550)	(174,920)	(1,193,942)
Exchanged into associated funds	(1,495)	(10,075)	(15,564)	(106,009)
Total	(181,765)	(1,237,625)	(190,484)	(1,299,951)
Decrease	(171,232)	$(1,166,121)	(145,560)	$(990,451)
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	294	$2,000	119	$813
Investment of dividends	1,440	9,809	3,044	20,783
Exchanged from associated funds	—	—	10,264	69,626
Shares issued in payment of gain distributions	1,276	8,635	—	—
Total	3,010	20,444	13,427	91,222
Cost of shares repurchased	(47,228)	(320,066)	(40,139)	(275,520)
Exchanged into associated funds	—	—	(3,668)	(24,648)
Total	(47,228)	(320,066)	(43,807)	(300,168)
Decrease	(44,218)	$(299,622)	(30,380)	$(208,946)

Notes to Financial Statements (Unaudited)

Florida Series

	Six Months Ended 3/31/05		Year Ended 9/30/04
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	33,161	$264,817	333,920	$2,691,430
Investment of dividends	40,197	321,260	88,280	706,202
Exchanged from associated funds	61,902	494,152	51,920	417,973
Shares issued in payment of gain distributions	1,487	11,867	5,773	46,453
Total	136,747	1,092,096	479,893	3,862,058
Cost of shares repurchased	(298,657)	(2,388,197)	(632,824)	(5,035,550)
Exchanged into associated funds	(6,052)	(48,575)	(13,853)	(109,817)
Total	(304,709)	(2,436,772)	(646,677)	(5,145,367)
Decrease	(167,962)	$(1,344,676)	(166,784)	$(1,283,309)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	5,518	$44,208	124,747	$1,003,580
Investment of dividends	6,464	51,763	13,437	107,634
Exchanged from associated funds	768	6,163	249	2,000
Shares issued in payment of gain distributions	289	2,312	803	6,480
Total	13,039	104,446	139,236	1,119,694
Cost of shares repurchased	(74,619)	(595,058)	(131,835)	(1,064,456)
Exchanged into associated funds	(19,459)	(155,281)	(2,237)	(18,049)
Total	(94,078)	(750,339)	(134,072)	(1,082,505)
Increase (decrease)	(81,039)	$(645,893)	5,164	$37,189
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	28	$221	6,180	$50,057
Investment of dividends	1,368	10,951	3,126	25,071
Exchanged from associated funds	3,539	28,403	3,625	29,258
Shares issued in payment of gain distributions	29	232	223	1,795
Total	4,964	39,807	13,154	106,181
Cost of shares repurchased	(2,576)	(20,472)	(27,734)	(221,991)
Exchanged into associated funds	—	—	(10,546)	(83,886)
Total	(2,576)	(20,472)	(38,280)	(305,877)
Increase (decrease)	2,388	$19,335	(25,126)	$(199,696)

Notes to Financial Statements (Unaudited)

North Carolina Series

	Six Months Ended 3/31/05		Year Ended 9/30/04
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	27,848	$224,466	58,711	$469,174
Investment of dividends	26,879	215,598	62,319	501,726
Exchanged from associated funds	2,998	24,038	7,759	61,543
Shares issued in payment of gain distributions	5,121	41,021	8,868	71,813
Total	62,846	505,123	137,657	1,104,256
Cost of shares repurchased	(222,021)	(1,780,569)	(457,198)	(3,667,662)
Exchanged into associated funds	(4,172)	(33,615)	(11,909)	(94,987)
Total	(226,193)	(1,814,184)	(469,107)	(3,762,649)
Decrease	(163,347)	$(1,309,061)	(331,450)	$(2,658,393)
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	75	$600	29,702	$239,928
Investment of dividends	2,414	19,335	5,293	42,575
Exchanged from associated funds	—	—	36,736	293,308
Shares issued in payment of gain distributions	864	6,911	1,545	12,493
Total	3,353	26,846	73,276	588,304
Cost of shares repurchased	(33,848)	(272,094)	(36,221)	(291,368)
Exchanged into associated funds	—	—	(4,094)	(33,077)
Total	(33,848)	(272,094)	(40,315)	(324,445)
Increase (decrease)	(30,495)	$(245,248)	32,961	$263,859
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,603	$12,990	2,939	$23,706
Investment of dividends	762	6,100	1,735	13,947
Shares issued in payment of gain distributions	154	1,228	307	2,479
Total	2,519	20,318	4,981	40,132
Cost of shares repurchased	—	—	(18,396)	(147,741)
Exchanged into associated funds	(140)	(1,116)	—	—
Total	(140)	(1,116)	(18,396)	(147,741)
Increase (decrease)	2,379	$19,202	(13,415)	$(107,609)

Notes to Financial Statements (Unaudited)

8.
Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Seligman Municipal Series Trust and its Series were not affected by these circumstances and, accordingly, did not receive any payments from the Manager.

The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three already had been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.

The Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements involving frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

Financial Highlights
 (Unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Series for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

California High-Yield Series
Class A

	Six Months Ended		Year Ended September 30,
	3/31/05		2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$6.65		$6.59	$6.74	$6.63	$6.33	$6.28
Income from Investment Operations:
Net investment income	0.13		0.28	0.28	0.29	0.30	0.32
Net realized and unrealized gain (loss) on investments	—		0.06	(0.12)	0.13	0.30	0.13
Total from Investment Operations	0.13		0.34	0.16	0.42	0.60	0.45
Less Distributions:
Dividends from net investment income	(0.13)		(0.27)	(0.28)	(0.29)	(0.30)	(0.32)
Distributions from net realized capital gain	(0.07)		(0.01)	(0.03)	(0.02)	—	(0.08)
Total Distributions	(0.20)		(0.28)	(0.31)	(0.31)	(0.30)	(0.40)
Net Asset Value, End of Period	$6.58		$6.65	$6.59	$6.74	$6.63	$6.33

Total Return	1.92%		5.30%	2.48%	6.50%	9.74%	7.49%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$32,738		$34,315	$38,798	$51,011	$50,239	$47,915
Ratio of expenses to average net assets	0.94	%†	0.90%	0.88%	0.84%	0.70%	0.71%
Ratio of net investment income to average net assets	3.89	%†	4.20%	4.24%	4.41%	4.69%	5.23%
Portfolio turnover rate	—		—	4.43%	11.72%	2.95%	5.20%
Without management fee waiver:*
Ratio of expenses to average net assets	1.04	%†	1.00%	0.98%	0.94%	0.95%	0.91%
Ratio of net investment income to average net assets	3.79	%†	4.10%	4.14%	4.31%	4.44%	5.04%

____________
See footnotes on page 43.

Financial Highlights (Unaudited)

California High-Yield Series
Class C

	Six Months Ended		Year Ended September 30,
	3/31/05		2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$6.66		$6.60	$6.75	$6.64	$6.34	$6.29
Income from Investment Operations:
Net investment income	0.10		0.22	0.22	0.23	0.25	0.27
Net realized and unrealized gain (loss) on investments	—		0.06	(0.12)	0.13	0.30	0.13
Total from Investment Operations	0.10		0.28	0.10	0.36	0.55	0.40
Less Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.22)	(0.23)	(0.25)	(0.27)
Distributions from net realized capital gain	(0.07)		(0.01)	(0.03)	(0.02)	—	(0.08)
Total Distributions	(0.17)		(0.22)	(0.25)	(0.25)	(0.25)	(0.35)
Net Asset Value, End of Period	$6.59		$6.66	$6.60	$6.75	$6.64	$6.34

Total Return	1.46%		4.35%	1.56%	5.57%	8.74%	6.53%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,551		$2,964	$3,482	$3,457	$3,293	$1,546
Ratio of expenses to average net assets	1.84	%†	1.80%	1.78%	1.74%	1.60%	1.61%
Ratio of net investment income to average net assets	2.99	%†	3.30%	3.34%	3.51%	3.79%	4.33%
Portfolio turnover rate	—		—	4.43%	11.72%	2.95%	5.20%
Without management fee waiver:*
Ratio of expenses to average net assets	1.94	%†	1.90%	1.88%	1.84%	1.85%	1.81%
Ratio of net investment income to average net assets	2.89	%†	3.20%	3.24%	3.41%	3.54%	4.13%

____________
See footnotes on page 43.

Financial Highlights (Unaudited)

California High-Yield Series
Class D

	Six Months Ended		Year Ended September 30,
	3/31/05		2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$6.66		$6.60	$6.75	$6.64	$6.34	$6.29
Income from Investment Operations:
Net investment income	0.10		0.22	0.22	0.23	0.25	0.27
Net realized and unrealized gain (loss) on investments	—		0.06	(0.12)	0.13	0.30	0.13
Total from Investment Operations	0.10		0.28	0.10	0.36	0.55	0.40
Less Distributions:
Dividends from net investment income	(0.10)		(0.21)	(0.22)	(0.23)	(0.25)	(0.27)
Distributions from net realized capital gain	(0.07)		(0.01)	(0.03)	(0.02)	—	(0.08)
Total Distributions	(0.17)		(0.22)	(0.25)	(0.25)	(0.25)	(0.35)
Net Asset Value, End of Period	$6.59		$6.66	$6.60	$6.75	$6.64	$6.34

Total Return	1.46%		4.35%	1.56%	5.57%	8.74%	6.53%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,986		$2,519	$4,832	$5,419	$5,938	$5,880
Ratio of expenses to average net assets	1.84	%†	1.80%	1.78%	1.74%	1.60%	1.61%
Ratio of net investment income to average net assets	2.99	%†	3.30%	3.34%	3.51%	3.79%	4.33%
Portfolio turnover rate	—		—	4.43%	11.72%	2.95%	5.20%
Without management fee waiver:*
Ratio of expenses to average net assets	1.94	%†	1.90%	1.88%	1.84%	1.85%	1.81%
Ratio of net investment income to average net assets	2.89	%†	3.20%	3.24%	3.41%	3.54%	4.13%

____________
See footnotes on page 43.

Financial Highlights (Unaudited)

California Quality Series
Class A

	Six Months Ended	Year Ended September 30,
	3/31/05	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$6.89	$6.88	$7.04	$6.90	$6.53	$6.42
Income from Investment Operations:
Net investment income	0.14	0.28	0.27	0.29	0.30	0.30
Net realized and unrealized gain (loss) on investments	(0.05)	—	(0.16)	0.20	0.39	0.18
Total from Investment Operations	0.09	0.28	0.11	0.49	0.69	0.48
Less Distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.27)	(0.29)	(0.30)	(0.30)
Distributions from net realized capital gain	(0.09)	—	—	(0.06)	(0.02)	(0.07)
Total Distributions	(0.22)	(0.27)	(0.27)	(0.35)	(0.32)	(0.37)
Net Asset Value, End of Period	$6.76	$6.89	$6.88	$7.04	$6.90	$6.53

Total Return	1.35%	4.23%	1.63%	7.29%	10.72%	7.95%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$48,859	$51,395	$61,566	$74,713	$74,585	$70,905
Ratio of expenses to average net assets	0.96%†	0.93%	0.93%	0.87%	0.87%	0.87%
Ratio of net investment income to average net assets	4.00%†	4.06%	3.96%	4.23%	4.42%	4.83%
Portfolio turnover rate	—	0.86%	1.43%	6.40%	19.83%	1.33%

____________
See footnotes on page 43.

Financial Highlights (Unaudited)

California Quality Series
Class C

	Six Months Ended	Year Ended September 30,
	3/31/05	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$6.87	$6.85	$7.01	$6.88	$6.51	$6.40
Income from Investment Operations:
Net investment income	0.11	0.22	0.21	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investments	(0.05)	0.01	(0.16)	0.18	0.39	0.18
Total from Investment Operations	0.06	0.23	0.05	0.41	0.63	0.43
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.21)	(0.22)	(0.24)	(0.25)
Distributions from net realized capital gain	(0.09)	—	—	(0.06)	(0.02)	(0.07)
Total Distributions	(0.19)	(0.21)	(0.21)	(0.28)	(0.26)	(0.32)
Net Asset Value, End of Period	$6.74	$6.87	$6.85	$7.01	$6.88	$6.51

Total Return	0.90%	3.46%	0.72%	6.20%	9.81%	7.00%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,541	$4,783	$5,772	$5,067	$1,952	$204
Ratio of expenses to average net assets	1.86%†	1.83%	1.83%	1.77%	1.77%	1.77%
Ratio of net investment income to average net assets	3.10%†	3.16%	3.06%	3.33%	3.52%	3.93%
Portfolio turnover rate	—	0.86%	1.43%	6.40%	19.83%	1.33%

____________
See footnotes on page 43.

Financial Highlights (Unaudited)

California Quality Series
Class D

	Six Months Ended	Year Ended September 30,
	3/31/05	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$6.87	$6.85	$7.01	$6.88	$6.51	$6.40
Income from Investment Operations:
Net investment income	0.11	0.22	0.21	0.23	0.24	0.25
Net realized and unrealized gain (loss) on investments	(0.05)	0.01	(0.16)	0.18	0.39	0.18
Total from Investment Operations	0.06	0.23	0.05	0.41	0.63	0.43
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.21)	(0.22)	(0.24)	(0.25)
Distributions from net realized capital gain	(0.09)	—	—	(0.06)	(0.02)	(0.07)
Total Distributions	(0.19)	(0.21)	(0.21)	(0.28)	(0.26)	(0.32)
Net Asset Value, End of Period	$6.74	$6.87	$6.85	$7.01	$6.88	$6.51

Total Return	0.90%	3.46%	0.72%	6.20%	9.81%	7.00%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$984	$1,306	$1,512	$1,956	$3,344	$3,666
Ratio of expenses to average net assets	1.86%†	1.83%	1.83%	1.77%	1.77%	1.77%
Ratio of net investment income to average net assets	3.10%†	3.16%	3.06%	3.33%	3.52%	3.93%
Portfolio turnover rate	—	0.86%	1.43%	6.40%	19.83%	1.33%

____________
See footnotes on page 43.

Financial Highlights (Unaudited)

Florida Series
Class A

	Six Months Ended	Year Ended September 30,
	3/31/05	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$8.00	$8.08	$8.08	$7.88	$7.48	$7.41
Income from Investment Operations:
Net investment income	0.16	0.32	0.32	0.34	0.36	0.37
Net realized and unrealized gain (loss) on investments	(0.08)	(0.06)	0.01	0.20	0.43	0.11
Total from Investment Operations	0.08	0.26	0.33	0.54	0.79	0.48
Less Distributions:
Dividends from net investment income	(0.16)	(0.32)	(0.32)	(0.34)	(0.36)	(0.37)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.01)	—	(0.03)	(0.04)
Total Distributions	(0.17)	(0.34)	(0.33)	(0.34)	(0.39)	(0.41)
Net Asset Value, End of Period	$7.91	$8.00	$8.08	$8.08	$7.88	$7.48

Total Return	0.95%	3.26%	4.16%	7.08%	10.78%	6.78%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$30,765	$32,470	$34,131	$37,513	$36,695	$34,949
Ratio of expenses to average net assets	1.00%†	0.99%	1.00%	0.94%	0.70%	0.72%
Ratio of net investment income to average net assets	4.08%†	4.05%	3.98%	4.37%	4.70%	5.08%
Portfolio turnover rate	—	—	12.51%	10.19%	9.57%	12.68%
Without management fee waiver:*
Ratio of expenses to average net assets	1.15%†	1.14%	1.15%	1.09%	1.08%	1.09%
Ratio of net investment income to average net assets	3.93%†	3.90%	3.83%	4.22%	4.32%	4.71%

____________
See footnotes on page 43.

Financial Highlights (Unaudited)

Florida Series
Class C

	Six Months Ended	Year Ended September 30,
	3/31/05	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$8.02	$8.09	$8.10	$7.90	$7.50	$7.43
Income from Investment Operations:
Net investment income	0.13	0.26	0.26	0.29	0.31	0.32
Net realized and unrealized gain (loss) on investments	(0.08)	(0.05)	—	0.19	0.43	0.11
Total from Investment Operations	0.05	0.21	0.26	0.48	0.74	0.43
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.26)	(0.28)	(0.31)	(0.32)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.01)	—	(0.03)	(0.04)
Total Distributions	(0.14)	(0.28)	(0.27)	(0.28)	(0.34)	(0.36)
Net Asset Value, End of Period	$7.93	$8.02	$8.09	$8.10	$7.90	$7.50

Total Return	0.57%	2.61%	3.24%	6.26%	9.97%	5.98%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,987	$4,683	$4,686	$3,839	$2,274	$699
Ratio of expenses to average net assets	1.75%†	1.74%	1.75%	1.69%	1.45%	1.47%
Ratio of net investment income to average net assets	3.33%†	3.30%	3.23%	3.62%	3.95%	4.33%
Portfolio turnover rate	—	—	12.51%	10.19%	9.57%	12.68%
Without management fee waiver:*
Ratio of expenses to average net assets	1.90%†	1.89%	1.90%	1.84%	1.83%	1.84%
Ratio of net investment income to average net assets	3.18%†	3.15%	3.08%	3.47%	3.57%	3.96%

____________
See footnotes on page 43.

Financial Highlights (Unaudited)

Florida Series
Class D

	Six Months Ended		Year Ended September 30,
	3/31/05	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$8.02	$8.10	$8.10	$7.90	$7.50	$7.43
Income from Investment Operations:
Net investment income	0.13	0.26	0.26	0.29	0.31	0.32
Net realized and unrealized gain (loss) on investments	(0.08)	(0.06)	0.01	0.19	0.43	0.11
Total from Investment Operations	0.05	0.20	0.27	0.48	0.74	0.43
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.26)	(0.28)	(0.31)	(0.32)
Distributions from net realized capital gain	(0.01)	(0.02)	(0.01)	—	(0.03)	(0.04)
Total Distributions	(0.14)	(0.28)	(0.27)	(0.28)	(0.34)	(0.36)
Net Asset Value, End of Period	$7.93	$8.02	$8.10	$8.10	$7.90	$7.50

Total Return	0.57%	2.48%	3.37%	6.26%	9.97%	5.98%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,354	$1,351	$1,567	$1,904	$1,811	$1,463
Ratio of expenses to average net assets	1.75%†	1.74%	1.75%	1.69%	1.45%	1.47%
Ratio of net investment income to average net assets	3.33%†	3.30%	3.23%	3.62%	3.95%	4.33%
Portfolio turnover rate	—	—	12.51%	10.19%	9.57%	12.68%
Without management fee waiver:*
Ratio of expenses to average net assets	1.90%†	1.89%	1.90%	1.84%	1.83%	1.84%
Ratio of net investment income to average net assets	3.18%†	3.15%	3.08%	3.47%	3.57%	3.96%

____________
See footnotes on page 43.

Financial Highlights (Unaudited)

North Carolina Series
Class A

	Six Months Ended	Year Ended September 30,
	3/31/05	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$8.05	$8.14	$8.19	$7.89	$7.54	$7.59
Income from Investment Operations:
Net investment income	0.14	0.29	0.29	0.32	0.33	0.34
Net realized and unrealized gain (loss) on investments	(0.12)	(0.07)	(0.01)	0.31	0.37	0.05
Total from Investment Operations	0.02	0.22	0.28	0.63	0.70	0.39
Less Distributions:
Dividends from net investment income	(0.14)	(0.28)	(0.29)	(0.32)	(0.33)	(0.34)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.04)	(0.01)	(0.02)	(0.10)
Total Distributions	(0.16)	(0.31)	(0.33)	(0.33)	(0.35)	(0.44)
Net Asset Value, End of Period	$7.91	$8.05	$8.14	$8.19	$7.89	$7.54

Total Return	0.23%	2.82%	3.51%	8.21%	9.52%	5.36%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$18,213	$19,856	$22,778	$25,386	$25,737	$24,987
Ratio of expenses to average net assets	1.25%†	1.19%	1.19%	1.11%	1.13%	1.13%
Ratio of net investment income to average net assets	3.54%†	3.55%	3.65%	4.11%	4.29%	4.63%
Portfolio turnover rate	—	7.93%	10.00%	7.96%	5.61%	11.96%

____________
See footnotes on page 43.

Financial Highlights (Unaudited)

North Carolina Series
Class C

	Six Months Ended	Year Ended September 30,
	3/31/05	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$8.04	$8.13	$8.18	$7.88	$7.54	$7.59
Income from Investment Operations:
Net investment income	0.11	0.22	0.23	0.27	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.12)	(0.06)	(0.01)	0.30	0.36	0.05
Total from Investment Operations	(0.01)	0.16	0.22	0.57	0.63	0.34
Less Distributions:
Dividends from net investment income	(0.11)	(0.22)	(0.23)	(0.26)	(0.27)	(0.29)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.04)	(0.01)	(0.02)	(0.10)
Total Distributions	(0.13)	(0.25)	(0.27)	(0.27)	(0.29)	(0.39)
Net Asset Value, End of Period	$7.90	$8.04	$8.13	$8.18	$7.88	$7.54

Total Return	(0.15)%	2.06%	2.74%	7.41%	8.59%	4.58%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,717	$3,012	$2,778	$2,962	$2,049	$544
Ratio of expenses to average net assets	2.00%†	1.94%	1.94%	1.86%	1.88%	1.88%
Ratio of net investment income to average net assets	2.79%†	2.80%	2.90%	3.36%	3.54%	3.88%
Portfolio turnover rate	—	7.93%	10.00%	7.96%	5.61%	11.96%

____________
See footnotes on page 43.

Financial Highlight (Unaudited)

North Carolina Series
Class D

	Six Months Ended	Year Ended September 30,
	3/31/05	2004	2003	2002ø	2001	2000
Per Share Data:
Net Asset Value, Beginning of Period	$8.04	$8.13	$8.18	$7.88	$7.54	$7.59
Income from Investment Operations:
Net investment income	0.11	0.22	0.23	0.27	0.27	0.29
Net realized and unrealized gain (loss) on investments	(0.12)	(0.06)	(0.01)	0.30	0.36	0.05
Total from Investment Operations	(0.01)	0.16	0.22	0.57	0.63	0.34
Less Distributions:
Dividends from net investment income	(0.11)	(0.22)	(0.23)	(0.26)	(0.27)	(0.29)
Distributions from net realized capital gain	(0.02)	(0.03)	(0.04)	(0.01)	(0.02)	(0.10)
Total Distributions	(0.13)	(0.25)	(0.27)	(0.27)	(0.29)	(0.39)
Net Asset Value, End of Period	$7.90	$8.04	$8.13	$8.18	$7.88	$7.54

Total Return	(0.15)%	2.06%	2.74%	7.41%	8.59%	4.58%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$713	$706	$824	$941	$1,514	$1,250
Ratio of expenses to average net assets	2.00%†	1.94%	1.94%	1.86%	1.88%	1.88%
Ratio of net investment income to average net assets	2.79%†	2.80%	2.90%	3.36%	3.54%	3.88%
Portfolio turnover rate	—	7.93%	10.00%	7.96%	5.61%	11.96%

____________
†	Annualized.
*	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield Series and Florida Series (Note 4).
ø
As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on portfolio securities for financial reporting purposes. The effects of this change, for the period ended September 30, 2002, was to increase net investment income and decrease net realized and unrealized gain on investments per share by less than $0.01 for each share class of each Series and to increase the ratios of net investment income to average net assets of each share class of the California High-Yield and Florida Series by 0.04% and each share class of the California Quality and North Carolina Series by 0.05%. The per share data and ratios for periods prior to October 1, 2001 have not been restated.

See Notes to Financial Statements.

Matters Relating to the Trustees’
Consideration of the Continuance of the Management Agreement

The term “Trust” refers to Seligman Municipal Series Trust, and the term “Series” refers to the California High-Yield Series, the California Quality Series, the Florida Series and the North Carolina Series. There is a single management agreement between the Manager and the Trust that relates to all four Series.

In the discussion of Investment Results below, references to one-, three-, five-, or ten-year periods are for those periods ended September 30, 2004. References to the most recent ten-month period are for the period ended October 31, 2004.

The trustees of the Trust unanimously approved the continuance of the Management Agreement with the Manager in respect of each Series at a meeting held on November 18, 2004.

In preparation for the meeting, the trustees had requested and evaluated extensive materials from the Manager, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. (“Lipper”). Prior to voting, the trustees reviewed the proposed continuance of the Management Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuance. The independent trustees also discussed the proposed continuance in a private session with counsel at which no representatives of the Manager were present. In reaching their determination relating to continuance of the Management Agreement in respect of each Series, the trustees considered all factors they believed relevant, including the following:

1.	information comparing the performance of each of the Series to other investment companies with similar investment objectives;

2.	the nature, extent and quality of investment and administrative services rendered by the Manager;

3.	payments received by the Manager from all sources in respect of each Series and all investment companies in the Seligman Group of Funds;

4.	the costs borne by, and profitability of, the Manager and its affiliates in providing services to each Series and to all investment companies in the Seligman Group of Funds;

5.	comparative fee and expense data for each Series and other investment companies with similar investment objectives;

6.	the extent to which economies of scale would be realized as the Series grow and whether fee levels reflect any economies of scale for the benefit of investors;

7.	the Manager’s policies and practices regarding allocation of portfolio transactions of the Series, including the extent to which the Manager benefits from soft dollar arrangements;

8.	information about “revenue sharing” arrangements that the Manager enters into in respect of each Series;

9.	portfolio turnover rates of each Series compared to other investment companies with similar investment objectives;

10.	fall-out benefits which the Manager and its affiliates receive from their relationships to the Series;

11.	the professional experience and qualifications of each Series’ portfolio management team and other senior personnel of the Manager; and

12.	the terms of the Management Agreement.

The trustees also considered their knowledge of the nature and quality of the services provided by the Manager to the Series gained from their experience as directors and/or trustees of the Seligman Group of Funds, their overall confidence in the Manager’s integrity and competence gained from that experience and the Manager’s responsiveness to concerns raised by them in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds.

Matters Relating to the Trustees’
Consideration of the Continuance of the Management Agreement

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees evaluated all information available to them on a Series-by-Series basis, and their determinations were made separately in respect of each Series.

The trustees determined that the overall arrangements between each Series and the Manager, as provided in the Management Agreement in respect of that Series, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the trustees’ reaching their determination to approve the continuance of the Management Agreement (including their determinations that the Manager should continue to be the investment adviser for each Series and that the fees payable to the Manager pursuant to the Management Agreement are appropriate) were separately discussed by the trustees.

Nature, Extent and Quality of Services Provided by the Manager

The trustees noted that, under the Management Agreement, the Manager, subject to the control of the trustees, administers each Series’ business and other affairs. The Manager manages the investment of the assets of each Series, including making purchases and sales of portfolio securities consistent with such Series’ investment objective and policies. The Manager also provides each Series with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by each Series) and executive and other personnel as are necessary for Series operations. The Manager pays all of the compensation of trustees of the Trust who are employees or consultants of the Manager and of the officers and employees of the Trust. The Manager also provides senior management for Seligman Data Corp. (“SDC”), a company owned by certain of the investment companies in the Seligman Group of Funds that provides shareholder services to the Trust and other investment companies in the Seligman Group of Funds at cost.

The trustees considered the scope and quality of services provided by the Manager under the Management Agreement and noted that the scope of services provided had expanded over time as a result of regulatory and other developments. The trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own and the Trust’s compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The trustees considered the quality of the investment research capabilities of the Manager and the other resources they have dedicated to performing services for the Series. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Trust’s other service providers, also were considered. The trustees also considered the Manager’s response to recent regulatory compliance issues affecting it and other investment companies in the Seligman Group of Funds. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Series under the Management Agreement.

Costs of Services Provided and Profitability to the Manager

At the request of the trustees, the Manager provided information concerning profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information for 2003 and 2004 (through September 30) and estimates for full-year 2004. The information considered by the trustees included operating profit margin information for

Matters Relating to the Trustees’
Consideration of the Continuance of the Management Agreement

the Manager’s investment company business alone (i.e., excluding results of its other businesses) and on a consolidated basis. The trustees also reviewed the Manager’s profitability data and estimated profitability data for each Series. The trustees reviewed with the Manager’s chief financial officer assumptions and methods of allocation used by the Manager in preparing Series-specific profitability data. The Manager stated its belief that the methods of allocation used were reasonable, but it noted that there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as the Manager where each of the advisory products draws on, and benefits from, the research and other resources of the organization.

The trustees recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. In considering profitability information, the trustees considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Series. The trustees focused on profitability of the Manager’s relationships with the Series before taxes and distribution expenses. The trustees recognized that the Manager should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides to each Series and, based on their review, concluded that they were satisfied that the Manager’s level of profitability from its relationship with each Series was not excessive.

Fall-Out Benefits

The trustees considered that the Manager benefits from soft dollar arrangements whereby it receives brokerage and research services from brokers that execute the Seligman Group of Funds’ purchases and sales of securities. The trustees received and reviewed information concerning the Manager’s soft dollar arrangements, which included a description of the Manager’s policies with respect to allocating portfolio brokerage for brokerage and research services, Series-by-Series data for the twelve months ended September 30, 2004 on the dollar amount of commissions allocated for third-party research and brokerage services and for proprietary research and brokerage services, and a list of firms providing third-party research and brokerage to the Manager as of September 30, 2004.

The trustees also considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Series in respect of shares held in accounts for which there is no other broker of record, and that the Series’ distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Series and receives a portion of the sales charges on sales or redemptions of certain classes of shares.

The trustees recognized that the Manager’s profitability would be somewhat lower if it did not receive research and brokerage services for soft dollars or if its affiliates did not receive the other benefits described above. The trustees noted that the Manager derives reputational and other benefits from its association with the Series.

Investment Results

In addition to the information received by the trustees for the meeting, the trustees receive detailed performance information for each Series at each regular Board meeting during the year. The trustees reviewed information showing performance of each Series compared to other funds in the appropriate Lipper average and compared to a group of competitor funds selected by the Manager. The Manager explained that there was no appropriate benchmark index against which to compare each Series.

Matters Relating to the Trustees’
Consideration of the Continuance of the Management Agreement

California High-Yield Series. The trustees compared the California High-Yield Series’ performance to the Lipper California Municipal Debt Funds Average and to 10 competitor funds selected by the Manager. They noted that the California High-Yield Series ranked above the median for its Lipper category in all periods and that its results were close to or above the Lipper average and the competitor average for 2003 and the most recent 10-month period as well as for the five-year period. Based upon their review, the trustees concluded that the California High-Yield Series’ relative investment performance over time had been highly satisfactory.

California Quality Series. The trustees compared the California Quality Series’ performance to the Lipper California Municipal Debt Funds Average and to 10 competitor funds selected by the Manager. They noted that the California Quality Series ranked relatively close to the median for its Lipper category in all periods and that its results were above the Lipper average and the competitor average for the five-year period although they were somewhat below those benchmarks in more recent periods. The Manager explained that the California Quality Series’ medium-term performance had been adversely affected by defensive positioning in anticipation of rising interest rates, which did not rise as quickly as the Manager anticipated. Based upon their review, the trustees concluded that the California Quality Series’ relative investment performance over time had been satisfactory.

Florida Series. The trustees compared the Florida Series’ performance to the Lipper Florida Municipal Debt Funds Average and to 10 competitor funds selected by the Manager. They noted that the Florida Series ranked above the median for its Lipper category in the three-, five- and ten- year periods and that its results were above the Lipper average and the competitor average for the three-year and five-year periods. Based upon their review, the trustees concluded that the Florida Series’ relative investment performance over time had been satisfactory.

North Carolina Series. The trustees compared the North Carolina Series’ performance to the Lipper North Carolina Municipal Debt Funds Average and to 6 competitor funds selected by the Manager. The comparative information showed that the North Carolina Series’ investment results were above the Lipper average for the five-year period and even with that average for the three-year period, although they lagged the competitor average in both periods and were also somewhat below both benchmarks for the most recent ten-month period. The trustees also noted that the North Carolina Series’ Lipper ranking was at or above the median for the three-, five- and ten-year periods, although it was below the median for the one-year period. The Manager noted that the North Carolina Series’ results were lowered somewhat by the Series’ relatively high expense ratio, which resulted principally from its small size (approximately $24 million). Based upon their review, the trustees concluded that the North Carolina Series’ relative investment performance over time had been satisfactory.

Management Fees and Other Expenses

The trustees considered the management fee rate paid by each Series to the Manager, which is 0.50%. The trustees noted that each Series’ management fee rate was less than both the average and the median for its peer group. The peer group for each Series consisted of all funds in its Lipper Category. The trustees recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds.

The trustees also considered the total expense ratio of each Series in comparison to the fees and expenses of funds within its peer group. The trustees recognized that the expense ratio information for the Series potentially reflected on the Manager’s provision of services, as the Manager is responsible for coordinating services provided to the Series by others. The Manager explained that the expense ratios of some peer group funds were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases were voluntary and perhaps temporary. In considering the expense ratios of the

Matters Relating to the Trustees’
Consideration of the Continuance of the Management Agreement

Series, the trustees noted that the Series have elected to have shareholder services provided at cost by SDC and that the Manager provides senior management of SDC as part of the services covered by its management fees. SDC provides services exclusively to the investment companies in the Seligman Group of Funds, and the trustees noted that the arrangement with SDC has provided the Series and their shareholders with a consistently high level of service.

The trustees noted that the expense ratio of the California High-Yield Series was only slightly higher than its peer group median, and that for two of the other Series with relatively low net assets, the California Quality Series ($58 million) and the Florida Series ($39 million), each had expense ratios somewhat higher than their peer group medians. The trustees also noted that the California Quality Series and another fund with the same expense ratio were the highest in that peer group. The Manager explained that the relatively high expense ratios of these three Series were principally a function of their small sizes. The trustees concluded that the expense ratios of these three Series were satisfactory.

The comparative information showed that the North Carolina Series’ expense ratio was the highest in its peer group. The Manager explained that the North Carolina Series’ small size (approximately $24 million) contributed to its relatively high expense ratio. The trustees noted that the peer group was small, consisting of only five funds in addition to the North Carolina Series, that four of the five peer group funds were significantly larger than the North Carolina Series, and that three peer group funds benefited from reimbursements by their advisers. If expense ratios were considered without those reimbursements, the North Carolina Series’ expense ratio would have been closer to the median. On the basis of this review, the trustees concluded that the North Carolina Series’ expense ratio was acceptable.

Economies of Scale

The trustees noted that the management fee schedules for the Series do not contain breakpoints that reduce the fee rate on assets above specified levels. The trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale with some funds that have substantial assets or that may grow materially over the next year. However, they also recognized that there is no direct relationship between the economies of scale realized by funds and those realized by the Manager as assets increase, largely because economies of scale are realized (if at all) by the Manager across a variety of products and services, and not only in respect of a single fund. The trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Series-specific services provided by the Manager and to the economies of scale that the Manager may realize in its overall mutual fund business or those components of it which directly or indirectly affect the Series’ operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Series, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by comparable funds. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that the absence of breakpoints in each Series’ fee rate schedule was acceptable under each Series’ circumstances.

Trustees

Robert B. Catell 2, 3	William C. Morris
• Chairman, Chief Executive Officer and Director,	• Chairman, J. & W. Seligman & Co. Incorporated
KeySpan Corporation	• Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3	Leroy C. Richie 1, 3
• Dean Emeritus,	• Chairman and Chief Executive Officer,
Fletcher School of Law and Diplomacy	Q Standards Worldwide, Inc.
at Tufts University	• Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3	Robert L. Shafer 2, 3
• President Emerita, Sarah Lawrence College	• Ambassador and Permanent Observer of the
• Director, Jeannette K. Watson Summer Fellowship	Sovereign and Military Order of Malta to the United Nations
• Trustee, Committee for Economic Development
James N. Whitson 1, 3
Frank A. McPherson 2, 3	• Retired Executive Vice President and Chief
• Retired Chairman of the Board and Chief	Operating Officer, Sammons Enterprises, Inc.
Executive Officer, Kerr-McGee Corporation
• Director, ConocoPhillips	Brian T. Zino
• Director, Integris Health	• Director and President,
J. & W. Seligman & Co. Incorporated
John E. Merow* 1, 3	• Director, Seligman Data Corp.
• Retired Chairman and Senior Partner,	• Director, ICI Mutual Insurance Company
Sullivan & Cromwell LLP	• Member of the Board of Governors, Investment
• Director, Commonwealth Industries, Inc.	Company Institute
• Trustee, New York-Presbyterian Hospital
____________
Betsy S. Michel 1, 3	* Retired May 19, 2005.
• Trustee, The Geraldine R. Dodge Foundation	Member: 1 Audit Committee
2 Trustee Nominating Committee
3 Board Operations Committee
Executive Officers

William C. Morris	Thomas G. Moles
Chairman	Vice President

Brian T. Zino	Thomas G. Rose
President and Chief Executive Officer	Vice President

Eileen A. Comerford	Lawrence P. Vogel
Vice President	Vice President and Treasurer

Eleanor T. M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

For More Information

Important Telephone Numbers
(800) 221-2450         Shareholder Services
(800) 445-1777         Retirement Plan Services
(212) 682-7600         Outside the United States
(800) 622-4597         24-Hour Automated Telephone Access Service

Quarterly Schedule of Investments
A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting
A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) with respect to how the Trust voted proxies, on the SEC’s website at  www.sec.gov.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of each Series of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

____________
1  The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Fund’s prospectus.

TEB3 3/05

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL SERIES TRUST

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: June 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO Brian T. Zino President and Chief Executive Officer

Date: June 3, 2005

By:	/S/ LAWRENCE P. VOGEL Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer

Date: June 3, 2005

SELIGMAN MUNICIPAL SERIES TRUST

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.